Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables.
Schedule of trade and other payables

	2021	2022
	EUR k	EUR k
Trade payables	122,263	68,246
License fees payable	38	—
Miscellaneous liabilities	5,402	5,218
Total	127,703	73,463